Equity Accounted Investments - Condensed Summary of Company's Investments in and Advances to Joint Ventures (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Sevan Marine [Member]	Dec. 31, 2011 Sevan Marine [Member]	Dec. 31, 2012 Tiro and Sidon [Member]	Dec. 31, 2012 Joint Venture [Member]	Dec. 31, 2011 Joint Venture [Member]	Dec. 31, 2012 Joint Venture [Member] Minimum [Member]	Dec. 31, 2012 Joint Venture [Member] Maximum [Member]	Dec. 31, 2012 Teekay LNG-Marubeni Joint Venture [Member]	Feb. 28, 2012 Teekay LNG-Marubeni Joint Venture [Member]	Dec. 31, 2012 RasGas 3 [Member]	Dec. 31, 2011 RasGas 3 [Member]	Dec. 31, 2012 Exmar [Member]	Dec. 31, 2011 Exmar [Member]	Dec. 31, 2012 Angola LNG Project [Member]	Dec. 31, 2011 Angola LNG Project [Member]
Schedule of Equity Method Investments [Line Items]
Investment in Joint Ventures	$ 480,043	$ 240,537	$ 39,223	$ 34,898	$ 30,024	$ 8,250	$ 10,911			$ 183,724		$ 107,386	$ 97,423	$ 82,737	$ 81,242	$ 28,699	$ 16,063
Ownership Percentage			43.00%		50.00%			40.00%	50.00%	52.00%	100.00%	40.00%		50.00%		33.00%
Long-term Loans to Joint Venture	$ 206,903	$ 85,248	$ 133,000	$ 50,000	$ 18,121	$ 55,782	$ 35,248